RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2014
Regulated Operations [Abstract]
Schedule of regulatory assets and liabilities

at December 31	2014	2013	Remaining Recovery/ Settlement Period (years)
(millions of Canadian dollars)

Regulatory Assets
Deferred income taxes[1]	1,001	1,149	n/a
Operating and debt-service regulatory assets[2]	4	16	1
Pensions and other post retirement benefits[3]	236	190	n/a
Long Term Adjustment Account[4]	—	354	31
Other[5]	72	68	n/a
	1,313	1,777
Less: Current portion included in Other Current Assets (Note 5)	16	42
	1,297	1,735
Regulatory Liabilities
Foreign exchange on long-term debt[6]	42	84	1-15
Operating and debt-service regulatory liabilities[2]	21	5	1
ANR-related post-employment and retirement benefits other than pension[7]	117	104	n/a
Long Term Adjustment Account[4]	64	—	44
Other[5]	49	43	n/a
	293	236
Less: Current portion included in Accounts Payable and Other (Note 13)	30	7
	263	229

1
These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.

2
Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar year. Pre-tax operating results in 2014 would have been $28 million higher (2013 – $76 million higher; 2012 - $50 million lower) had these amounts not been recorded as regulatory assets and liabilities.

3
These balances represent the regulatory offset to pension plan and other post retirement obligations to the extent the amounts are expected to be collected from customers in future rates. The balances are excluded from the rate base and do not earn a return on investment. Pre-tax operating results in 2014 would have been $46 million lower (2013 - $171 million higher; 2012 - $61 million lower) had these amounts not been recorded as regulatory assets and liabilities.

4
The LTAA was established in compliance with the NEB 2013 Decision which is comprised of amounts that were deferred and recoverable in future years. The TSA, also established in the NEB 2013 Decision, includes the variances between revenue and costs. A positive balance in the TSA was realized in 2013 and 2014 and, as specified in the NEB 2013 Decision and the NEB 2014 Decision, the TSA, net of incentive earnings, was combined with the LTAA on December 31, 2013 and 2014.

5	Pre-tax operating results in 2014 would have been $2 million higher (2013 – $2 million higher; 2012 - $66 million higher) had these amounts not been recorded as regulatory assets and liabilities.

6
Foreign exchange on long-term debt of the NGTL System and Foothills represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls. In the absence of RRA, GAAP would have required the inclusion of these unrealized gains or losses in Net Income.

7
Under the terms of the settlement of ANR’s last rate settlement, ANR will be required to make refunds to its customers, pursuant to a refund plan to be approved by FERC in a future rate proceeding, of those amounts in the postretirement benefit trust fund that have not been used to pay benefits to its employees. This regulatory liability represents the difference between the amount collected in rates and the amount of postretirement benefits expense. ANR can but is not required to file for new rates. Therefore, the settlement/recovery period is not determinable. Pre-tax operating results in 2014 would have been $13 million higher (2013 - $16 million higher; 2012 - $8 million higher) had these amounts not been recorded as regulatory assets and liabilities.